UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2010. The net asset values (NAV) per share at that date were $9.14, $9.05 and $9.18 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2010
Cohen & Steers International Realty Fund—Class A	–11.42%
Cohen & Steers International Realty Fund—Class C	–11.78%
Cohen & Steers International Realty Fund—Class I	–11.29%
FTSE EPRA/NAREIT Developed Ex-U.S. Real Estate Index—(Net)[a]	–9.78%
S&P 500 Index[a]	–6.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry to deter investors from arbitraging funds with a large percentage of non-U.S. holdings. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. These recharacterizations could result in the Fund paying distributions in excess of its investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets.

a  The FTSE EPRA/NAREIT Developed Ex-U.S. Real Estate Index is an unmanaged portfolio of approximately 176 constituents from 20 countries and is net of dividend withholding taxes. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Investment Review

International property stocks declined in the six-month period, weighed down by concerns about high sovereign debt levels in southern Europe and China's decision to slow its economy and curb speculation in residential property. In this environment, Asia Pacific property stocks suffered a steep decline but outperformed those in Europe.

Canada, which had a total return of +8.3%,b was one of the top-performing real estate securities markets during the six-month period. Property companies in the energy-rich western provinces benefited from job growth and limited supply among most property sectors, particularly residential. The country's sound sovereign balance sheet and strong economic growth have contributed to rising asset prices, including real estate.

Contagion worries hindered European markets

Sovereign debt concerns weighed on European equities. In April, Standard & Poor's downgraded Greece to below investment grade and lowered its ratings on Spain and Portugal, to AA and A–, respectively.

Markets had temporary relief when the European Union and the International Monetary Fund assembled a liquidity facility to ensure that countries such as Greece and Spain could meet their capital needs for the next three years.

The United Kingdom (–13.3%) is potentially vulnerable to shocks from the European sovereign debt crisis, given its own high budget deficit. Most major U.K. REITs reported positive results for the one-year period ended March 31 and revealed strong growth in net asset values (NAV). Recent transactions, however, indicate that the asset value appreciation in London properties may be nearing a peak.

Returns in France (–4.6%) and the Netherlands (–8.5%) reflected worries that the sovereign debt crisis might harm the banks that hold the loans, adversely affecting the availability and cost of capital. Another concern was the potential for austerity measures, which could indirectly harm consumers.

Asia Pacific returns were affected by policies in China

The main drivers of poor sentiment in Asia Pacific markets were the slowing Chinese economy and the government's measures to curb speculation in the luxury residential property market. Hong Kong developers with operations in China saw a sharp selloff, and they contributed disproportionately to the market's overall 8.9% decline. Following a retreat in January in the aftermath of government tightening measures, Hong Kong property

b  Country returns are in local currencies as measured by the FTSE EPRA/NAREIT Developed ex-U.S. Real Estate Index. Past performance does not guarantee future results. This information is not representative of any Cohen & Steers account and no such account will seek to replicate an index. You cannot invest directly in an index.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

companies recouped their losses as the first quarter period progressed. Developers rebounded in February on the heels of strong bidding in the year's first land auction, and on milder-than-expected policy measures in the finance secretary's budget speech.

Hong Kong property stocks tumbled in April and May as the Chinese economy began to slow materially. A rebound in June was led by developers, which benefited from successful land auctions to address the overheated and undersupplied housing market.

Japanese real estate securities (–10.3%) had a positive start to the period, due in part to some good news from Japanese developers with regard to the market value of their leasing assets. The market fell sharply in May, however, amid concerns about the negative effects of the slowing Chinese economy and European debt crisis. The yen soared to an eight-year high against the euro, and investors questioned the sustainability of the recovery for an economy so dependent on exports.

Australia (–2.5%) held up relatively well. In response to economic growth and rising price pressures, its central bank raised short-term interest rates, to 4.5% in May from 3.75% at the start of the year. Although the country is relatively insulated from the crisis in Europe, the prospects for slower global trade—particularly with respect to China—hampered performance in the second quarter of 2010.

In Singapore (–6.2%), the government sought to cool its residential sector, raising the equity requirements for mortgages and imposing a seller's tax on properties sold within a year of purchase. Office occupancies, driven by external demand, improved and rents started to rise in May. Retail and hotel assets also had a strong recovery amid strong gross domestic product growth.

International Real Estate Securities Total Returns in Local Currencies
January 1, 2010—June 30, 2010

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Fund performance

The Fund had a negative total return and underperformed its benchmark. Stock selection in Asia Pacific detracted from relative performance, particularly in Japan and Hong Kong. In Japan, two of our office developer holdings were affected by rising vacancy rates in the country's major office markets. In Hong Kong, our performance was hindered by an out-of-index diversified property company with significant operations in residential property development.

Stock selection in Austria (which had a total return of +5.8% within the index) and our lack of investment in Switzerland (+11.9%) also impeded performance. Switzerland's real estate securities' market is thinly traded, and valuations of its companies are relatively high. Our overweight and stock selection in the United Kingdom was also a hindrance.

Positive contributors to relative return included stock selection in Singapore and our overweight in Australia. In Singapore, we avoided a developer whose stock sold off in the aftermath of China's steps to control speculation in its residential market. In Australia, return was aided by our significant underweight in a major listed property trust that declined during the period; stock selection, however, eroded the full effect of our weighting. The Fund also benefited from our out-of-index allocation to Brazil, which outperformed the index. Our stock selection in Canada was beneficial, although the effect was negated by our underweight in that market.

The decline of the Australian dollar and the euro against the U.S. dollar were detrimental to U.S. dollar-based portfolios, while the yen's rise against the dollar was beneficial.

Investment Outlook

Europe faces headwinds

The budget measures outlined by the United Kingdom's new administration are for the most part necessary, in our view, although fiscal cutbacks are likely to impede growth in an already fragile economy. While property fundamentals in London are generally stable, new demand take-up is slowing. The next few years will also see an increase in lease expirations, which should provide opportunities for developers to capture tenants and challenges for existing landlords to retain them. Our preference on the continent is for high-quality pan-European mall and shopping center owners with better same-store rental growth prospects and strong balance sheets. On a regional basis, we are most optimistic about Scandinavia, where economic growth and sovereign balance sheets are relatively stronger.

Fundamentals are generally improving within Asia Pacific

In Hong Kong, the recent measures by the government to control speculation in the residential market have led to a retreat in property sales volumes. However, tight near-term supply and strong demand are providing strong

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

support to prices. Longer term, we expect to see steady growth in residential prices as the economy improves, but the pace will likely be slower than before the policy announcement as tighter regulations maintain structural barriers to growth in volume.

Japan's property market is showing signs of recovery in occupancies, as opportunistic tenants take advantage of sliding rents. We believe that a stronger recovery in office rents is still 12 to 24 months away. The residential market is benefiting from improved affordability and greater access to capital.

After six interest-rate increases, the Reserve Bank of Australia paused in June. The futures market has been pricing in the probability of a rate cut, but we believe this is unlikely unless inflation begins to track significantly below target.

Singapore's recovery lagged in late 2009, but has accelerated strongly this year. Strong manufacturing data have led us to become more optimistic about the industrial sector, and office and hotel sector fundamentals should continue to improve. We are more positive on developers operating in the high-luxury segment because it is not as affected by government policy measures.

As we move ahead, our focus remains on companies with the best potential for internal growth with solid balance sheets that can also capitalize on the emergence of external growth opportunities.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	SCOTT CROWE

Portfolio Manager	Portfolio Manager

GERIOS J.M. ROVERS	LUKE SULLIVAN

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2010

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	2.11%[a]	5.13%[b]	—
1 Year (without sales charge)	6.92%	6.13%	7.20%
5 Years (with sales charge)	–1.27%[a]	–1.01%	—
5 Years (without sales charge)	–0.35%	–1.01%	–0.01%
Since Inception[c] (with sales charge)	–0.65%[a]	–0.43%	—
Since Inception[c] (without sales charge)	0.22%	–0.43%	0.56%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The expense ratios for each class of shares as disclosed in the May 1, 2010 prospectuses were as follows: Class A—1.66%; Class C—2.31% and Class I—1.31%.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of March 31, 2005.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010—June 30, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period[a] January 1, 2010– June 30, 2010
Class A
Actual (–11.42% return)	$1,000.00	$885.80	$7.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.56	$8.30
Class C
Actual (–11.78% return)	$1,000.00	$882.20	$10.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.34	$11.53
Class I
Actual (–11.29% return)	$1,000.00	$887.10	$6.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.56

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized net expense ratio of 1.66%, 2.31%, and 1.31%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

JUNE 30, 2010

Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Sun Hung Kai Properties Ltd.	$93,426,520	8.3%
Westfield Group	70,215,278	6.2
Mitsubishi Estate Co., Ltd.	59,272,869	5.2
Mitsui Fudosan Co., Ltd.	50,371,611	4.5
Unibail-Rodamco	48,681,932	4.3
Hongkong Land Holdings Ltd. (USD)	37,896,987	3.4
Wharf Holdings Ltd.	34,633,740	3.1
Stockland	32,386,416	2.9
Land Securities Group PLC	32,274,110	2.9
Hang Lung Properties Ltd.	28,664,515	2.5

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

		Number of Shares	Value
COMMON STOCK	98.2%
AUSTRALIA	16.9%
DIVERSIFIED	7.0%
BGP Holdings PLC (EUR)[a,b,c]		55,752,507	$0
Dexus Property Group[c]		23,256,471	14,923,183
FKP Property Group[c]		17,882,663	10,081,734
GPT Group[c]		3,697,313	8,632,662
Mirvac Group[c]		12,305,403	13,438,711
Stockland[c]		10,435,056	32,386,416
			79,462,706
INDUSTRIAL	2.8%
Goodman Group[c]		44,774,090	23,681,479
ING Industrial Fund[c]		23,683,130	7,393,755
			31,075,234
OFFICE	0.9%
Commonwealth Property Office Fund[c]		13,251,690	10,295,127
RETAIL	6.2%
Westfield Group[c]		6,909,755	70,215,278
TOTAL AUSTRALIA			191,048,345
AUSTRIA	0.4%
RETAIL
Atrium European Real Estate Ltd.[c]		983,254	4,229,985
BRAZIL	2.2%
DIVERSIFIED	0.2%
PDG Realty SA Empreendimentos e Participacoes		332,639	2,808,542
OFFICE	1.1%
BR Properties SA		1,709,753	12,171,926

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
RETAIL	0.9%
Aliansce Shopping Centers SA		631,526	$3,971,091
BR Malls Participacoes SA		465,156	6,056,048
			10,027,139
TOTAL BRAZIL			25,007,607
CANADA	6.9%
DIVERSIFIED	0.5%
Brookfield Asset Management		249,979	5,652,148
HOTEL	0.5%
InnVest Real Estate Investment Trust		1,095,029	6,079,209
OFFICE	2.3%
Brookfield Properties Corp.		1,823,661	25,604,200
RESIDENTIAL	2.5%
Boardwalk REIT		383,062	14,414,977
Melcor Developments Ltd.		860,339	10,587,047
Northern Property Real Estate Investment Trust		137,793	3,000,368
			28,002,392
RETAIL	1.1%
Primaris Retail REIT		665,313	10,911,996
RioCan Real Estate Investment Trust		78,122	1,397,250
			12,309,246
TOTAL CANADA			77,647,195
FINLAND	0.9%
DIVERSIFIED
Sponda Oyj[c]		3,313,429	9,957,045
FRANCE	5.2%
DIVERSIFIED
ICADE SAc		121,200	10,229,271
Unibail-Rodamco[c]		298,695	48,681,932
			58,911,203

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
GERMANY	0.6%
DIVERSIFIED	0.1%
IVG Immobilien AGb,c		277,954	$1,652,534
OFFICE	0.2%
Alstria Office AGc		298,936	2,861,567
RESIDENTIAL	0.3%
Deutsche Wohnen AGb,c		382,870	2,989,040
TOTAL GERMANY			7,503,141
HONG KONG	29.9%
DIVERSIFIED	23.5%
China Resources Land Ltd.[c]		5,104,200	9,584,103
Glorious Property Holdings Ltd.[c]		31,793,852	9,053,590
Great Eagle Holdings Ltd.[c]		3,688,021	9,384,709
Hang Lung Properties Ltd.[c]		7,457,000	28,664,515
Henderson Land Development Company Ltd.[c]		3,430,399	20,092,039
Hysan Development Company Ltd.[c]		3,226,430	9,141,226
Kerry Properties Ltd.[c]		2,856,400	12,324,203
KWG Property Holding Ltd.[c]		14,745,848	9,068,343
New World Development Ltd.[c]		14,989,800	24,335,166
Shimao Property Holdings Ltd.[c]		3,988,877	6,188,132
Sun Hung Kai Properties Ltd.[c]		6,825,080	93,426,520
Wharf Holdings Ltd.[c]		7,084,000	34,633,740
			265,896,286
HOTEL	0.9%
Shangri-La Asia Ltd.[c]		5,201,100	9,705,833
OFFICE	3.4%
Hongkong Land Holdings Ltd. (USD)[c]		7,666,771	37,896,987
RESIDENTIAL	2.1%
China Overseas Land & Investment Ltd.[c]		13,025,340	24,270,262
TOTAL HONG KONG			337,769,368

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
JAPAN	15.3%
DIVERSIFIED	12.1%
Kenedix Realty Investment Corp.[c]		2,032	$5,658,567
Mitsubishi Estate Co., Ltd.[c]		4,257,600	59,272,869
Mitsui Fudosan Co., Ltd.[c]		3,619,049	50,371,611
Sumitomo Realty & Development Co., Ltd.[c]		1,276,300	21,686,786
			136,989,833
OFFICE	2.7%
DA Office Investment Corp.[c]		1,731	3,842,408
Japan Prime Realty Investment Corp.[c]		1,267	2,668,910
Japan Real Estate Investment Corp.[c]		1,081	8,805,385
Mori Trust Sogo REIT[c]		395	2,943,041
Nippon Building Fund[c]		1,585	12,576,223
			30,835,967
RESIDENTIAL	0.5%
BLife Investment Corp.[c]		620	2,993,251
Goldcrest Co., Ltd.[c]		120,655	2,085,300
			5,078,551
TOTAL JAPAN			172,904,351
NETHERLANDS	1.3%
RETAIL
Corio NVc		305,763	14,848,150
NORWAY	0.3%
OFFICE
Norwegian Property ASA[b,c]		2,500,319	3,265,721
SINGAPORE	7.5%
DIVERSIFIED	3.9%
Allgreen Properties Ltd.[c]		6,012,200	4,384,219
CapitaLand Ltd.[c]		10,513,000	26,807,526
Keppel Land Ltd.[c]		4,494,449	12,402,238
			43,593,983

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
INDUSTRIAL	1.5%
AIM AMP Capital Industrial REIT[c]		34,219,529	$5,342,922
Ascendas REIT[c]		8,680,000	11,209,563
			16,552,485
OFFICE	0.9%
CapitaCommercial Trust[c]		12,400,237	10,741,115
RETAIL	1.2%
CapitaMall Trust[c]		6,364,200	8,297,124
CapitaMalls Asia Ltd.[c]		3,686,531	5,511,839
			13,808,963
TOTAL SINGAPORE			84,696,546
SWEDEN	1.7%
DIVERSIFIED	1.1%
Fabege ABc		1,637,951	9,701,446
Klovern ABc		874,250	2,702,352
			12,403,798
OFFICE	0.6%
Wihlborgs Fastigheter ABc		360,387	6,827,114
TOTAL SWEDEN			19,230,912
UNITED KINGDOM	9.1%
DIVERSIFIED	6.5%
British Land Co., PLC[c]		3,497,390	22,591,172
Hammerson PLC[c]		3,632,197	18,515,907
Land Securities Group PLC[c]		3,899,837	32,274,110
			73,381,189
OFFICE	2.1%
Derwent London PLC[c]		597,354	11,106,937
Great Portland Estates PLC[c]		2,733,254	11,805,396
Songbird Estates PLC[b,c]		83,189	190,343
			23,102,676

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
RESIDENTIAL	0.1%
Unite Group PLC[b,c]		588,324	$1,519,462
SELF STORAGE	0.4%
Big Yellow Group PLC[c]		1,083,197	4,757,406
TOTAL UNITED KINGDOM			102,760,733
TOTAL COMMON STOCK (Identified cost—$1,087,812,359)			1,109,780,302
		Number of Warrants
WARRANTS	0.0%
HONG KONG
Henderson Land Development Company Ltd., expire 6/1/11[b] (Identified cost—$0)		474,879	80,499
		Number of Shares
SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.04%[d]		11,300,000	11,300,000
State Street Institutional Liquid Reserves Fund, 0.21%[d]		11,300,000	11,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,600,000)			22,600,000
TOTAL INVESTMENTS (Identified cost—$1,110,412,359)	100.2%		1,132,460,801
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)		(1,911,324)
NET ASSETS	100.0%		$1,130,549,477

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

Glossary of Portfolio Abbreviations

EUR  Euro Currency

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Illiquid security. Aggregate holdings equal 0% of net assets of the Fund.

b  Non-income producing security.

c  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 89.1% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

d  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,110,412,359)	$1,132,460,801
Cash	7,700
Foreign currency, at value (Identified cost—$991,101)	991,294
Receivable for:
Investment securities sold	6,405,762
Dividends and interest	3,602,432
Fund shares sold	3,067,202
Other assets	8,857
Total Assets	1,146,544,048
LIABILITIES:
Payable for:
Fund shares redeemed	9,155,021
Dividends declared	4,039,519
Investment advisory fees	921,180
Investment securities purchased	888,880
Administration fees	58,180
Distribution fees	13,229
Directors' fees	7,056
Shareholder servicing fees	4,735
Other liabilities	906,771
Total Liabilities	15,994,571
NET ASSETS	$1,130,549,477
NET ASSETS consist of:
Paid-in-capital	$2,749,528,599
Dividends in excess of net investment income	(50,828,050)
Accumulated net realized loss	(1,590,144,081)
Net unrealized appreciation	21,993,009
$1,130,549,477

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2010 (Unaudited)

CLASS A SHARES:
NET ASSETS	$345,100,578
Shares issued and outstanding ($0.001 par value common stock outstanding)	37,771,033
Net asset value and redemption price per share	$9.14
Maximum offering price per share ($9.14 ÷ 0.955)[a]	$9.57
CLASS C SHARES:
NET ASSETS	$196,895,904
Shares issued and outstanding ($0.001 par value common stock outstanding)	21,750,977
Net asset value and offering price per share[b]	$9.05
CLASS I SHARES:
NET ASSETS	$588,552,995
Shares issued and outstanding ($0.001 par value common stock outstanding)	64,108,665
Net asset value, offering, and redemption price per share	$9.18

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividend income (net of $1,243,336 of foreign withholding tax)	$22,529,685
Expenses:
Investment advisory fees	6,028,062
Distribution fees—Class A	484,967
Distribution fees—Class C	855,864
Custodian fees and expenses	685,669
Administration fees	543,829
Transfer agent fees and expenses	496,135
Shareholder servicing fees—Class A	193,987
Shareholder servicing fees—Class C	285,288
Shareholder reporting expenses	203,090
Registration and filing fees	109,296
Directors' fees and expenses	70,417
Professional fees	58,993
Line of credit fees	33,065
Miscellaneous	60,991
Total Expenses	10,109,653
Net Investment Income	12,420,032
Net Realized and Unrealized Loss:
Net realized loss on:
Investments	(27,963,476)
Foreign currency transactions	(734,781)
Net realized loss	(28,698,257)
Net change in unrealized appreciation on:
Investments	(135,560,039)
Foreign currency translations	(80,938)
Net change in unrealized appreciation	(135,640,977)
Net realized and unrealized loss	(164,339,234)
Net Decrease in Net Assets Resulting from Operations	$(151,919,202)

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009
Change in Net Assets:
From Operations:
Net investment income	$12,420,032	$22,754,139
Net realized loss	(28,698,257)	(168,712,176)
Net change in unrealized appreciation (depreciation)	(135,640,977)	479,222,568
Net increase (decrease) in net assets resulting from operations	(151,919,202)	333,264,531
Dividends to Shareholders from Net Investment Income:
Class A	(5,343,060)	(33,743,706)
Class C	(3,073,591)	(18,987,585)
Class I	(9,148,053)	(55,732,392)
Total dividends to shareholders	(17,564,704)	(108,463,683)
Capital Stock Transactions:
Decrease in net assets from Fund share transactions	(64,583,257)	(41,768,341)
Total increase (decrease) in net assets	(234,067,163)	183,032,507
Net Assets:
Beginning of period	1,364,616,640	1,181,584,133
End of period[a]	$1,130,549,477	$1,364,616,640

a  Includes dividends in excess of net investment income of $50,828,050 and $45,683,378, respectively.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For Year Ended December 31,				For the Period March 31, 2005[a] through
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	December 31, 2005
Net asset value, beginning of period	$10.48	$8.41	$16.17	$18.48	$13.28	$11.46
Income from investment operations:
Net investment income[b]	0.09	0.18	0.25	0.25	0.20 [c]	0.07
Net realized and unrealized gain (loss)	(1.29)	2.77	(7.87)	(1.09)	5.59	1.86
Total from investment operations	(1.20)	2.95	(7.62)	(0.84)	5.79	1.93
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.88)	—	(0.95)	(0.50)	(0.06)
Net realized gain	—	—	—	(0.53)	(0.09)	(0.05)
Tax return of capital	—	—	(0.14)	—	—	—
Total dividends and distributions to shareholders	(0.14)	(0.88)	(0.14)	(1.48)	(0.59)	(0.11)
Redemption fees retained by the Fund	0.00 [d]	0.00 [d]	0.00 [d]	0.01	0.00 [d]	0.00 [d]
Net increase (decrease) in net asset value	(1.34)	2.07	(7.76)	(2.31)	5.20	1.82
Net asset value, end of period	$9.14	$10.48	$8.41	$16.17	$18.48	$13.28
Total investment return[f]	–11.42%[e]	35.48%	–47.43%	–4.64%	43.88%	16.88%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$345.1	$423.1	$372.5	$1,475.2	$921.0	$91.6
Ratio of expenses to average daily net assets (before expense reduction)	1.66%[g,h]	1.66%[h]	1.54%	1.46%	1.61%	1.86%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.66%[g,h]	1.66%[h]	1.54%	1.46%	1.61%	1.70%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	1.88%[g]	1.92%	1.87%	1.31%	1.26%	0.56%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.88%[g]	1.92%	1.87%	1.31%	1.26%	0.72%[g]
Portfolio turnover rate	39%[e]	190%	88%	67%	30%	35%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  18.1% of gross income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Not annualized.

f  Does not reflect sales charges, which would reduce return.

g  Annualized.

h  Reflects Fund level ratio for non-class specific expenses.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For Year Ended December 31				For the Period March 31, 2005[a] through
Per Share Operating Performance:	June 30, 2010,	2009	2008	2007	2006	December 31, 2005
Net asset value, beginning of period	$10.42	$8.36	$16.13	$18.44	$13.26	$11.46
Income from investment operations:
Net investment income[b]	0.06	0.12	0.16	0.12	0.10 [c]	0.01
Net realized and unrealized gain (loss)	(1.29)	2.75	(7.84)	(1.07)	5.58	1.87
Total from investment operations	(1.23)	2.87	(7.68)	(0.95)	5.68	1.88
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.81)	—	(0.84)	(0.41)	(0.03)
Net realized gain	—	—	—	(0.53)	(0.09)	(0.05)
Tax return of capital	—	—	(0.09)	—	—	—
Total dividends and distributions to shareholders	(0.14)	(0.81)	(0.09)	(1.37)	(0.50)	(0.08)
Redemption fees retained by the Fund	0.00 [d]	0.00 [d]	0.00 [d]	0.01	0.00 [d]	0.00 [d]
Net increase (decrease) in net asset value	(1.37)	2.06	(7.77)	(2.31)	5.18	1.80
Net asset value, end of period	$9.05	$10.42	$8.36	$16.13	$18.44	$13.26
Total investment return[f]	–11.78%[e]	34.69%	–47.83%	–5.23%	42.99%	16.37%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$196.9	$254.6	$281.0	$1,074.9	$688.1	$61.4
Ratio of expenses to average daily net assets (before expense reduction)	2.31%[g,h]	2.31%[g]	2.19%	2.12%	2.26%	2.50%[h]
Ratio of expenses to average daily net assets (net of expense reduction)	2.31%[g,h]	2.31%[g]	2.19%	2.12%	2.26%	2.35%[h]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.22%[h]	1.29%	1.23%	0.63%	0.63%	(0.09)%[h]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.22%[h]	1.29%	1.23%	0.63%	0.63%	0.07%[h]
Portfolio turnover rate	39%[e]	190%	88%	67%	30%	35%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  18.1% of gross income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Not annualized.

f  Does not reflect sales charges, which would reduce return.

g  Reflects Fund level ratio for non-class specific expenses.

h  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For Year Ended December 31,				For the Period March 31, 2005[a] through
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	December 31, 2005
Net asset value, beginning of period	$10.51	$8.43	$16.19	$18.50	$13.28	$11.46
Income from investment operations:
Net investment income[b]	0.11	0.21	0.31	0.30	0.26 [c]	0.11
Net realized and unrealized gain (loss)	(1.30)	2.78	(7.90)	(1.08)	5.59	1.85
Total from investment operations	(1.19)	2.99	(7.59)	(0.78)	5.85	1.96
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.91)	—	(1.01)	(0.54)	(0.09)
Net realized gain	—	—	—	(0.53)	(0.09)	(0.05)
Tax return of capital	—	—	(0.17)	—	—	—
Total dividends and distributions to shareholders	(0.14)	(0.91)	(0.17)	(1.54)	(0.63)	(0.14)
Redemption fees retained by the Fund	0.00 [d]	0.00 [d]	0.00 [d]	0.01	0.00 [d]	0.00 [d]
Net increase (decrease) in net asset value	(1.33)	2.08	(7.76)	(2.31)	5.22	1.82
Net asset value, end of period	$9.18	$10.51	$8.43	$16.19	$18.50	$13.28
Total investment return	–11.29%[e]	35.96%	–47.26%	–4.32%	44.45%	17.14%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$588.5	$686.9	$528.0	$1,136.0	$711.5	$150.2
Ratio of expenses to average daily net assets (before expense reduction)	1.31%[f,g]	1.31%[f]	1.19%	1.12%	1.25%	1.57%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.31%[f,g]	1.31%[f]	1.19%	1.12%	1.25%	1.35%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	2.26%[g]	2.23%	2.36%	1.61%	1.60%	1.00%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.26%[g]	2.23%	2.36%	1.61%	1.60%	1.22%[g]
Portfolio turnover rate	39%[e]	190%	88%	67%	30%	35%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  18.1% of gross income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Not annualized.

f  Reflects Fund level ratio for non-class specific expenses.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers International Realty Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 23, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value. 89.1% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Brazil	$25,007,607	$25,007,607	$—	—
Common Stock—Canada	77,647,195	77,647,195	—	—
Common Stock—Other Countries	1,007,125,500	—	1,007,125,500	—
Warrants	80,499	80,499	—	—
Money Market Funds	22,600,000	—	22,600,000	—
Total Investments	$1,132,460,801	$102,735,301	$1,029,725,500	—

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

in non-U.S. jurisdictions where it trades for all open tax years and has concluded that as of June 30, 2010, no provisions for income tax would be required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the Fund up to and including $1.5 billion and 0.85% of the average daily net assets above $1.5 billion.

Under subadvisory agreements between the advisor and each of Cohen & Steers Asia Limited, Cohen & Steers UK Limited and Cohen & Steers Europe S.A. (collectively the subadvisors), affiliates of the advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreement, the advisor (not the Fund) pays the subadvisors. The advisor allocates 50% of the advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average assets managed by the advisor and each subadvisor. The advisor retains the remaining 50% of the advisory fee received from the Fund. For the six months ended June 30, 2010, the advisor paid the subadvisors $2,037,478, $350,401 and $350,401, respectively.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the Fund's average daily net assets. For the six months ended June 30, 2010, the Fund paid the advisor $380,720 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee accrued daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For six months ended June 30, 2010, the Fund has been advised that the distributor received $21,813 in sales commissions from the sale of Class A shares and that the distributor also received $4 and $17,355 of contingent

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the contingent deferred sales charges on these classes are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $11,195 from the Fund for the six months ended June 30, 2010.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2010, totaled $487,955,511 and $576,984,041, respectively.

Note 4. Income Tax Information

As of June 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$97,894,230
Gross unrealized depreciation	(75,845,788)
Net unrealized appreciation	$22,048,442
Cost for federal income tax purposes	$1,110,412,359

As of December 31, 2009, the Fund had a net capital loss carryforward of $1,416,957,528, of which $844,294,458 will expire on December 31, 2016 and $572,663,070 will expire on December 31, 2017. This carryforward may be used to offset future capital gains to the extent provided by regulations. Included in the net capital loss carryforward is $1,587,467 of capital loss carryforwards that were acquired from the Fund's merger with Cohen & Steers European Realty Shares, Inc. ("EUR') (See Note 8). Federal tax rules limit the Fund's use of these capital loss carryforwards. It is possible that all or a portion of these losses will not be able to be utilized prior to their expiration. In addition, the Fund incurred capital losses of $2,697,220 after October 31, 2009, which are not recognized for tax purposes until 2010.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 800 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2010		For the Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
CLASS A:
Sold	5,465,558	$55,374,316	12,257,141	$118,651,505
Acquisition of Cohen & Steers European Realty Shares	—	—	124,283	1,418,073
Issued as reinvestment of dividends and distributions	381,243	3,484,557	2,181,085	22,108,069
Redeemed	(8,458,212)	(84,680,566)	(18,481,114)	(160,550,679)
Redemption fees retained by the Fund[a]	—	28,806	—	25,845
Net decrease	(2,611,411)	$(25,792,887)	(3,918,605)	$(18,347,187)
CLASS C:
Sold	698,960	$6,978,739	2,001,326	$20,406,072
Acquisition of Cohen & Steers European Realty Shares	—	—	96,615	1,094,640
Issued as reinvestment of dividends and distributions	199,334	1,803,922	1,103,133	11,139,977
Redeemed	(3,595,722)	(35,806,269)	(12,351,086)	(103,038,920)
Redemption fees retained by the Fund[a]	—	16,906	—	17,901
Net decrease	(2,697,428)	$(27,006,702)	(9,150,012)	$(70,380,330)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2010		For the Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
CLASS I:
Sold	9,161,413	$93,206,575	20,986,629	$204,333,113
Acquisition of Cohen & Steers European Realty Shares	—	—	205,360	2,351,368
Issued as reinvestment of dividends and distributions	897,199	8,236,293	4,845,522	49,244,968
Redeemed	(11,312,096)	(113,274,967)	(20,477,410)	(177,044,004)
Redeemed in kind[b]	—	—	(2,828,928)	(31,966,883)
Redemption fees retained by the Fund[a]	—	48,431	—	40,614
Net increase (decrease)	(1,253,484)	$(11,783,668)	2,731,173	$46,959,176

a  The Fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund.

b  Certain shareholders of the Fund were permitted to redeem shares in-kind. As a result, the Fund realized a net gain of $8,255,646 for financial reporting purposes.

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 28, 2011. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2010, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Merger

On June 9, 2009, the Board of Directors of both the Fund and EUR, also an open end investment company, approved a proposal for the Fund to acquire EUR. The purpose of the transaction was to combine two funds managed by the advisor with comparable investment objectives and strategies, and the investment portfolio of EUR was the principal asset acquired by the Fund. The Fund acquired all the net assets of EUR based on the respective valuations as of the close of business on September 18, 2009. The acquisition was accomplished by a tax-free exchange of 260,464 Class A shares worth $1,418,072; 201,846 Class C shares worth $1,094,640 and 431,168 Class I shares worth $2,351,368 of EUR for 124,283 Class A shares, 96,615 Class C shares and 205,360 Class I shares of the Fund. The net assets of EUR and the Fund immediately before the acquisition were $4,864,080 (including $813,505 of net unrealized appreciation) and $1,415,001,697, respectively. The combined net assets of the Fund immediately following the acquisition were $1,419,865,778. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however the cost basis of the investments received from EUR was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2009, the Fund's pro-forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$22,796,354
Net realized and unrealized gain	308,029,554
Net increase in net assets resulting from operations	$330,825,908

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of changes in net assets attributable to EUR that have been included in the Fund's statement of operations.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the "Advisory Agreements"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on June 22-23, 2010, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2011 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the "Investment Advisor") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") and a performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the "Subadvisors") provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Manager, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the medians of the Peer Funds for the year-to-date, and one- and three-year periods ended March 31, 2010. The Board of Directors also noted that the Fund had underperformed its benchmark for the year-to-date, one- and five-year periods, and outperformed its benchmark for the one-year period ended March 31, 2010. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors and detractors to the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance. The Board of Directors then determined that Fund performance, in light of all the considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that actual advisory fees and net expense ratio were higher than the medians of the Peer Funds, and the contractual advisory fees were lower than the median for the Peer Funds. The Board of Directors noted that the Fund has a breakpoint of 10 basis points on assets over $1.5 billion; however, as a result of a reduction in asset size, the reduced fee is not currently applicable. The Board of Directors considered that although the actual advisory fees and net expense ratios were higher than the medians for the Peer Funds, the range of fees and expenses among the Peer Funds was condensed. The Board of Directors then considered the administrative services provided by the Investment Advisor,

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure is generally satisfactory and determined to monitor the Fund's expenses.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor and not by the Fund and are Subadvisors of the Investment Advisor, and the Board of Directors considered the profitability of the Investment Advisor as a whole, the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 10 basis points once the Fund's assets reached $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Advisory Agreements to the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, including subadvised mutual funds and proprietary funds. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return and high current income and capital appreciation, investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

  *  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Scott Crowe
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—IRFAX
C—IRFCX
I— IRFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers International Realty Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

INTERNATIONAL REALTY FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2010

IRFAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date: September 3, 2010